Commitments Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of additional information [Abstract]
Commitments

22.	COMMITMENTS
Capital commitments
    As of December 31, 2022, the Company has $155.4 million in committed capital purchases (December 31, 2021 - $123.8 million). Included in the outstanding commitments, the Company has $115.1 million related to the Island Gold Phase 3+ Expansion (December 31, 2021 - $89.4 million).
Royalties
At the Mulatos Mine, the Company pays a royalty obligation to the Mexican government of 0.5% Extraordinary Mining Duty, which totaled $1.2 million for the year ended December 31, 2022 (2021 - $1.1 million).
The Company pays a 1.5% net smelter royalty on production from the Young-Davidson mine, as well as other royalties related to production. For the year ended December 31, 2022, the Company recorded a royalty expense of $5.3 million (2021 - $5.3 million).
At the Island Gold mine, there is an approximate 2.2% net smelter royalty on production from a range of claims on the property. For the year ended December 31, 2022, the Company recorded a royalty expense of $2.6 million (2021 - $5.3 million).